Deutsche Investment Management Americas Inc.
                                 One Beacon Street
                                 Boston, MA 02108

                                 August 3, 2009



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549


RE: DWS Lifecycle Long Range Fund (the "Fund"), a series of DWS Advisor Funds (the "Trust") (Reg. Nos. 33-07404, 811-04760)


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 170 to the Trust's Registration Statement on Form N-1A (the "Amendment"), do not differ from that contained in the Amendment, which is the most recent Amendment to such Registration Statement and was filed electronically on July 29, 2009.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3357.


                                             Very truly yours,


                                             /s/Thomas H. Connors

                                             Thomas H. Connors
                                             Director and Senior Counsel

cc:      Jennifer Goodman, Vedder Price P.C.